Employee Benefit Plans (Schedule of Allocation of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	$ 9,463	$ 9,603
JVB Plan [Member] | U.S. Government and Agency Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	324	1,113
JVB Plan [Member] | Corporate Bonds and Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	4,156	3,147
JVB Plan [Member] | Value Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	1,878	1,977
JVB Plan [Member] | Blend Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	1,433	1,696
JVB Plan [Member] | Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	1,500	$ 1,585
JVB Plan [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets
JVB Plan [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	172	$ 85
JVB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	4,983	5,343
JVB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Value Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	1,878	1,977
JVB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Blend Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	1,433	1,696
JVB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	1,500	$ 1,585
JVB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets
JVB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	172	$ 85
JVB Plan [Member] | (Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	4,480	4,260
JVB Plan [Member] | (Level 2) Significant Other Observable Inputs [Member] | U.S. Government and Agency Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	324	1,113
JVB Plan [Member] | (Level 2) Significant Other Observable Inputs [Member] | Corporate Bonds and Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	4,156	$ 3,147
JVB Plan [Member] | (Level 2) Significant Other Observable Inputs [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets
JVB Plan [Member] | (Level 3) Significant Other Unobservable Inputs [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets
FNB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	3,903
FNB Plan [Member] | Aggressive Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	1,003
FNB Plan [Member] | Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	589
FNB Plan [Member] | Growth and Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	1,433
FNB Plan [Member] | Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	878
FNB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	3,903
FNB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Aggressive Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	1,003
FNB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Growth Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	589
FNB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Growth and Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	1,433
FNB Plan [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the Plan assets	$ 878